/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , December  31, 1999

MFS Intermediate Income Trust
Date           Identification  Shares RepurchasRepurchase       NAV     Broker
               of Security                     Price
12/9/99        Shares of       15,000          6.1875           7.23    Merrill
               Beneficial                                               Lynch
               Interest
12/9/99        Shares of       85,000          6.25             7.23    Merrill
               Beneficial                                               Lynch
               Interest
12/13/99       Shares of       50,000          6.1875           7.20    Merrill
               Beneficial                                               Lynch
               Interest
12/15/99       Shares of       100,000         6.1875           7.16    Merrill
               Beneficial                                               Lynch
               Interest
12/16/99       Shares of       150,000         6.1875           7.15    Merrill
               Beneficial                                               Lynch
               Interest
12/27/99       Shares of       50,000          6.1875           7.14    Merrill
               Beneficial                                               Lynch
               Interest
12/28/99       Shares of       50,000          6.1875           7.13    Merrill
               Beneficial                                               Lynch
               Interest









Total Shares Repurchased:  500,000
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer